Games Development Costs (Details)			12 Months Ended
	Jan. 30, 2026 USD ($)	Mar. 07, 2025 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)
Games Development Costs Abstract
Total consideration		$ 2,100,000
Total contract consideration	$ 1,900,000
Platform webpage and software development kit amount				$ 200,000
Recorded impairment loss			$ 4,312,000	$ 550,000